CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions		Mar. 31, 2026	Mar. 31, 2025
Cash and cash deposits:
Cash and cash equivalents		¥ 4,298,693	¥ 4,424,462
Time deposits		709,639	642,388
Deposits with stock exchanges and other segregated cash		640,642	447,846
Total cash and cash deposits		5,648,974	5,514,696
Loans and receivables:
Loans receivable (includes ¥2,178,376 and ¥2,783,696 at fair value option)		7,745,214	6,025,008
Receivables from customers (includes ¥50,258 and ¥44,338 at fair value option)		470,341	410,722
Receivables from other than customers		1,345,631	1,030,023
Allowance for credit losses		(18,381)	(16,920)
Total loans and receivables		9,542,805	7,448,833
Collateralized agreements:
Securities purchased under agreements to resell (includes ¥358,711 and ¥470,736 at fair value option)		13,210,236	14,004,757
Securities borrowed		4,339,659	4,658,828
Total collateralized agreements		17,549,895	18,663,585
Trading assets and private equity and debt investments:
Trading assets (includes assets pledged of ¥8,666,326 and ¥10,899,960; includes ¥745,801 and ¥1,043,919 at fair value option)		26,128,073	22,372,339
Private equity and debt investments (includes ¥28,212 and ¥34,863 at fair value option)		214,014	151,710
Total trading assets and private equity and debt investments		26,342,087	22,524,049
Other assets:
Office buildings, land, equipment and facilities (net of accumulated depreciation and amortization of ¥546,117 and ¥600,417)		543,847	436,454
Non-trading debt securities (includes ¥226,772 and ¥365,223 at fair value option)		761,267	485,290
Investments in equity securities (includes assets pledged of ¥272 and ¥537)		123,191	98,401
Investments in and advances to affiliated companies (includes assets pledged of ¥7,460 and ¥5,919; includes ¥ 11,478 and ¥15,554 at fair value option)		535,402	506,389
Other (includes ¥215,854 and ¥276,258 at fair value option)		1,598,457	1,124,473
Total other assets		3,562,164	2,651,007
Total assets		62,645,925	56,802,170
LIABILITIES AND EQUITY
Short-term borrowings (includes ¥630,604 and ¥915,584 at fair value option)	[1]	1,752,669	1,117,292
Payables and deposits:
Payables to customers		1,598,758	1,377,222
Payables to other than customers		3,432,040	2,766,112
Deposits received at banks (includes ¥325,570 and ¥316,020 at fair value option)		3,667,090	3,105,581
Total payables and deposits		8,697,888	7,248,915
Collateralized financing:
Securities sold under agreements to repurchase (includes ¥673,648 and ¥571,554 at fair value option)		15,233,838	16,287,758
Securities loaned (includes ¥30,216 and ¥122,323 at fair value option)		2,448,284	1,964,682
Other secured borrowings		384,156	393,420
Total collateralized financing		18,066,278	18,645,860
Trading liabilities (includes ¥ nil and ¥436 at fair value option)		12,915,584	11,378,828
Other liabilities (includes ¥54,588 and ¥92,076 at fair value option)		1,813,635	1,456,598
Long-term borrowings (includes ¥6,915,178 and ¥8,487,521 at fair value option)		15,544,956	13,373,678
Total liabilities		58,791,010	53,221,171
Commitments and contingencies (Note 22)
Common stock
No par value shares; Authorized—6,000,000,000 shares Issued—3,163,562,601 and 3,088,562,601 shares Outstanding—2,956,210,965 and 2,901,337,224 shares		594,493	594,493
Additional paid-in capital		706,261	704,877
Retained earnings		2,013,986	1,867,379
Accumulated other comprehensive income		548,221	447,808
Total NHI shareholders' equity before treasury stock		3,862,961	3,614,557
Common stock held in treasury, at cost—207,351,636 and 187,225,377 shares		(155,093)	(143,678)
Total NHI shareholders' equity		3,707,868	3,470,879
Noncontrolling interests		147,047	110,120
Total equity		3,854,915	3,580,999
Total liabilities and equity		62,645,925	56,802,170
Variable Interest Entity, primary beneficiary [Member]
Cash and cash deposits:
Cash and cash equivalents		41,000	14,000
Total cash and cash deposits		41,000	14,000
Trading assets and private equity and debt investments:
Total trading assets and private equity and debt investments		1,393,000	1,318,000
Other assets:
Office buildings, land, equipment and facilities (net of accumulated depreciation and amortization of ¥546,117 and ¥600,417)		61,000	3,000
Other (includes ¥215,854 and ¥276,258 at fair value option)		177,000	236,000
Total other assets		238,000	239,000
Total assets		1,672,000	1,571,000
LIABILITIES AND EQUITY
Short-term borrowings (includes ¥630,604 and ¥915,584 at fair value option)		69,000	112,000
Collateralized financing:
Trading liabilities (includes ¥ nil and ¥436 at fair value option)		1,000	0
Other liabilities (includes ¥54,588 and ¥92,076 at fair value option)		119,000	156,000
Long-term borrowings (includes ¥6,915,178 and ¥8,487,521 at fair value option)		839,000	935,000
Borrowings		908,000	1,047,000
Total liabilities		¥ 1,028,000	¥ 1,203,000

[1]	Includes secured borrowings of ¥119,682 million and ¥113,315 million as of March 31, 2025 and March 31, 2026 respectively.